PROPERTY AND EQUIPMENT, AT COST (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are as follows:

	June 30,	June 30,
	2014	2013

Land and building	$216,951	$80,461
Motor vehicles	710,148	731,372
Computer equipment	133,145	122,002
Office equipment	50,790	46,319
Furniture and fixtures	100,021	52,687
System software	128,178	123,391
Leasehold improvement	68,697	68,981

Total	1,407,930	1,225,213

Less: Accumulated depreciation and amortization	1,113,208	957,551

Property and equipment, net	$294,722	$267,662